Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	HEARTLAND GROUP INC
Central Index Key	dei_EntityCentralIndexKey	0000809586
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRSVX
HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSVX
HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRVIX
HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNVIX
HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRTVX
HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNTVX